Other Assets - Additional Information (Detail)	Oct. 31, 2024
Bottom of range [member]
Disclosure of Other Assets [line items]
Company own voting rights of shares	20.00%
Top of range [member]
Disclosure of Other Assets [line items]
Company own voting rights of shares	50.00%